RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

28.RELATED PARTY TRANSACTIONS

Related party transactions are conducted in the normal course of business and, unless otherwise noted, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Vector, a joint venture, contracts the services of Enbridge to operate the pipeline. Amounts for these services, which are charged at cost in accordance with service agreements, were $7 million for the year ended December 31, 2014 (2013 - $6 million; 2012 - $6 million).

Certain wholly-owned subsidiaries within Gas Distribution, Gas Pipelines, Processing and Energy Services and Sponsored Investments segments have committed and uncommitted transportation arrangements with several joint venture affiliates that are accounted for using the equity method. Total amounts charged to the Company for transportation services for the year ended December 31, 2014 were $256 million (2013 - $222 million; 2012 - $127 million).

Certain wholly-owned subsidiaries within Gas Distribution and Gas Pipelines, Processing and Energy Services made natural gas and NGL purchases of $315 million (2013 - $99 million; 2012 - $15 million) from several joint venture affiliates during the year ended December 31, 2014.

Natural gas sales of $58 million (2013 - $10 million; 2012 - $7 million) were made by certain wholly-owned subsidiaries within Gas Pipelines, Processing and Energy Services to several joint venture affiliates during the year ended December 31, 2014.

LONG-TERM NOTE RECEIVABLE FROM AFFILIATE

Amounts receivable from affiliates include a series of loans to Vector totalling $183 million (2013 - $181 million), included in Deferred amounts and other assets, which require quarterly interest payments at annual interest rates ranging from 4% to 8%.